RECENT DEVELOPMENTS	6 Months Ended
Jun. 30, 2026
Business Combination [Abstract]
RECENT DEVELOPMENTS
NOTE 3     -     RECENT DEVELOPMENTS

On March 25, 2026, the Company and NTCJ entered into a framework agreement to implement a strategic restructuring of TPSCo’s business operations, under which Tower will acquire full ownership and operational control of the Uozu fab while the Tonami fab will remain within TPSCo, which will become a wholly owned subsidiary of NTCJ, for consideration of a $25,000 payment by NTCJ to Tower to be made on the closing date.  The transaction is expected to close on April 1, 2027, subject to the satisfaction of customary closing conditions and receipt of applicable regulatory approvals. Under the new structure, Tower’s new wholly owned subsidiary in Japan (“TSJPN”) will own all Fab 7 (300mm) manufacturing production tools, and manage all Fab 7 operations, employees and business activities.

In March 2026, GlobalFoundries Inc. filed three lawsuits against the Company in the U.S. International Trade Commission (ITC) and the United States District Court for the Western District of Texas alleging infringement of certain of its patents.  Thereafter, an additional lawsuit has been filed by GlobalFoundries in China with respect to alleged infringement of a Chinese patent which is a counterpart of one of the patents in the ITC case.  The Company disputes these claims.

In July 2026, the Company announced its intention to expand its 300mm Silicon Photonics (SiPho) and Silicon Germanium (SiGe) capacity and capabilities in Japan with the support of the Government of Japan through cash grants that are expected to be received from its Ministry of Economy, Trade and Industry (METI). The plan consists of repurposing the Arai facility, formerly Fab 6 (a 200mm fab that ceased its operations in 2022), for 300mm Silicon Photonics manufacturing, maximizing the existing Fab 7 300mm output in Uozu, and a planned additional 300mm manufacturing facility that may be built adjacent to Fab 7, following signing and closing of related agreements with contractors and other service and equipment providers, obtaining necessary permits, finalizing METI grants terms and covenants thereto and other consents that may be required.